AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 7, 2015.

No. 333-193135

No. 811-22927

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 7	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

K&L Gates LLP

70 W. Madison St., Suite 3100

Chicago, Illinois 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 9, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating December 9, 2015 as the new effective date for Post-Effective Amendment No. 2 to the Trust’s Registration Statement, which was filed on October 8, 2015 pursuant to
Rule 485(a)(1) under the Securities Act.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 7th day of December, 2015.

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	December 7, 2015
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	December 7, 2015
Steven M. Hill

/s/ Anna Paglia	Secretary	December 7, 2015
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	December 7, 2015
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	December 7, 2015
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	December 7, 2015
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	December 7, 2015
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	December 7, 2015
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	December 7, 2015
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	December 7, 2015
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	December 7, 2015
Donald H. Wilson

*By: /s/ Anna Paglia		December 7, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Pre-Effective Amendment No. 3 to the Trust’s registration statement and incorporated by reference herein.

This Amendment incorporates by reference certain disclosures regarding the PowerShares DB Optimum Yield Diversified Commodity Strategy Cayman Ltd., a wholly-owned subsidiary of PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio, and PowerShares Bloomberg Commodity Strategy Cayman Ltd., a wholly-owned subsidiary of PowerShares Bloomberg Commodity Strategy Portfolio (each, a “Subsidiary” and, collectively, the “Subsidiaries”). Each Subsidiary has duly caused this registration statement on Form N-1A of PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Downers Grove and the State of Illinois on the 7th day of December, 2015. Each Subsidiary is executing this registration statement only in respect of the disclosures incorporated by reference herein that specifically describe the respective Subsidiary and each Subsidiary hereby disclaims any responsibility or liability as to any other disclosures in this registration statement incorporated by reference in this Amendment.

POWERSHARES DB OPTIMUM YIELD DIVERSIFIED COMMODITY STRATEGY CAYMAN, LTD.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

POWERSHARES BLOOMBERG COMMODITY STRATEGY CAYMAN, LTD.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

This registration statement on Form N-1A of the Registrant has been signed below on behalf of each Subsidiary by the following persons, solely in their capacities for each Subsidiary, on the date indicated. Each of the following persons is signing this registration statement only in respect of the disclosures incorporated by reference herein that specifically describe the respective Subsidiary and each Subsidiary hereby disclaims any responsibility or liability as to any other disclosures in this registration statement incorporated by reference in this Amendment.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	Director	December 7, 2015
Andrew Schlossberg

/s/ Daniel Draper	Director	December 7, 2015
Daniel Draper